Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	13 Months Ended	19 Months Ended	23 Months Ended	28 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000245546
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Global Listed Infrastructure ETF
C000245548
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free USA Short Term ETF
C000245547
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Energy Transition ETF
C000251129
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Focused Emerging Markets Equity ETF
C000256889
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Focused International Core ETF
C000249711
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura Focused Large Growth ETF
C000256891
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nomura National High-Yield Municipal Bond ETF
Without Sales Load [Member] | C000245546
Average Annual Return [Line Items]
Average Annual Return, Percent		25.95%				13.11%
Without Sales Load [Member] | C000245548
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%				3.76%
Without Sales Load [Member] | C000245547
Average Annual Return [Line Items]
Average Annual Return, Percent		61.51%				24.00%
Without Sales Load [Member] | C000251129
Average Annual Return [Line Items]
Average Annual Return, Percent		73.87%		44.58%
Without Sales Load [Member] | C000256889
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.77%)
Without Sales Load [Member] | C000249711
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.72%)			1.51%
Without Sales Load [Member] | C000256891
Average Annual Return [Line Items]
Average Annual Return, Percent		2.60%	1.24%
MSCI World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Average Annual Return, Percent		18.90%				17.54%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%				3.61%
MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Average Annual Return, Percent		20.01%				17.68%
MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Average Annual Return, Percent		29.55%		20.52%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		17.74%			13.62%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.29%	2.38%
S&P Global Infrastructure Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure Index (net)
Average Annual Return, Percent		25.85%				21.16%
Bloomberg Municipal Short (1-5 Year) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short (1-5 Year) Index
Average Annual Return, Percent		3.52%				3.40%
S&P 1500 Energy Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Energy Sector Index
Average Annual Return, Percent		37.16%				21.49%
MSCI ACWI ex USA Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Average Annual Return, Percent	13.70%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		18.81%			13.74%